LONG-TERM INVESTMENTS - Equity method investments and equity investments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 222,870		$ 11,767	$ 224,042	$ 235,434	$ 7,798
Equity investments without readily determinable fair values	15,686			15,652		$ 15,596
Total	$ 238,556	$ 30,541		$ 239,694